As filed with the Securities and Exchange Commission on December 22, 2010
1933 Act Registration No. 333-155333
1940 Act Registration No. 811-08559
CIK No. 0001051629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 13

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 100

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Exact Name of Registrant)

Lincoln AssetEdgeSM VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)

Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:
/  / immediately upon filing pursuant to paragraph (b)
/x/ on December 22, 2010 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
 December 22, 2010.

Lincoln Life & Annuity Company of New York:
Lincoln Life & Annuity Flexible Premium Variable Life Account M

Supplement Dated December 22, 2010
To the Product Prospectuses dated May 1, 2010 for:

Lincoln AssetEdge® VUL

This supplement outlines changes to the prospectus for Lincoln AssetEdge® VUL, the applicability of which depends on when the policy was issued.

The changes described in Section I, below, apply only to new policies issued on or after November 2, 2009 and with policy specification pages having Form No. LN698-2.

The changes described in Section II, below (see page 7), apply only to policies issued before November 2, 2009 and with policy specification pages having Form No. LN698-1.

This supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary.

Section I – Applies to new policies issued on or after November 2, 2009 and with policy specification pages having Form No.: LN698-2.

A.      Overview of the changes:

The Surrender Charge shown for a Representative Insured shown in the Surrender Charge disclosure in “Table I: Transaction Fees”, in the Charges and Fees section of the “POLICY SUMMARY” provision has been changed. The Surrender Charge for the male Representative Insured has been changed from “$30.76 per $1000 of specified amount” to “$27.69 per $1000 of specified amount.”

The change noted above has resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2010.  The tables, calculations and the sentences in which these numerical changes occur, including Appendix A, are set out below.

Please refer to the May 1, 2010 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

For policies issued on or after November 2, 2009 and with policy specification pages LN698-2, the prospectus dated May 1, 2010 is being amended as follows (in order of how these respective sections appear in the prospectus):

B.	Changes to “Charges and Fees” (under “POLICY SUMMARY”, sub-section “Charges and Fees”):

“Table I: Transaction Fees” and its footnotes are deleted in their entirety and replaced by the following “Table I: Transaction Fees”, containing the amended “Charge for a Representative Insured” under the “Surrender Charge” section:

Charge	When Charge is Deducted	Amount Deducted
Maximum sales charge imposed on premiums (Premium Load)	When you pay a premium.	Guaranteed not to exceed 3.5% of each premium.1
Surrender Charge*2
For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your policy.  For up to 10 years from the Policy Date or up to 10 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.

Maximum Charge		$46.47 per $1,000 of specified amount.
Minimum Charge		$0.00 per $1,000 of specified amount.
Charge for a Representative Insured		For a male, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $27.69 per $1,000 of specified amount.
Transfer Fee	Applied to any transfer request in excess of 24 made during any policy year.	$25

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your financial advisor.

1 The maximum sales charge imposed on premiums (load) of 3.5% in all policy years is anticipated to cover the Company’s costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0.0% to 4.0%.  In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the policy owner resides.

2 During the life of the policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your policy's Surrender Value, you must request a Full Surrender of your policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your policy.)

C.      Changes to “POLICY CHARGES AND FEES” section of the prospectus:

The following replaces the second paragraph and the first bullet of the “Full Surrenders” section:

For example, the Surrender Charge for a Full Surrender of a policy at the end of the sixth policy year for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000 which has not been increased would be:

●  a) $11.01 multiplied by b) 1,000 ($1,000,000 divided by 1,000), or $11,010.

D.	Changes to the “Riders” section under “YOUR INSURANCE POLICY” section of the prospectus:

The following replaces the sample policy under sub-section headed “Exec Enhanced Surrender Value Rider”:

Sample Policy

●  Insured: Male Standard Non-tobacco, age 55
●  Duration of policy’s surrender charge at issue: 15 years
●  Specified Amount: $2,500,000
●  Benefit Selection Option: Not Elected
●  Death Benefit Option: 1 (Level)
●  Planned annual Premium Payment: $60,000
●  No Indebtedness
●  Assumed Investment Return: 8.00% gross (7.24% net)*
●  For this case, the Enhanced Surrender Value Per Thousand Adjustment Rate is $4.39 per $1000 of Specified Amount for Option 2

	Without Exec ESV Rider		With Exec ESV Rider – Option 1		With Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	41,100	0	41,100	41,100	41,100	52,075
2	85,259	4,184	83,699	83,699	82,919	93,894
3	132,704	67,129	129,468	129,468	127,850	138,825
4	183,680	133,580	178,644	178,644	176,126	187,101
5	238,450	203,850	231,479	231,479	227,993	238,968
6	297,295	278,195	289,805	289,805	286,061	286,061
7	360,520	356,920	352,473	352,473	348,449	348,449
8	427,372	427,372	418,722	418,722	414,397	414,397
9	498,026	498,026	488,722	488,722	484,070	484,070
10	572,714	572,714	562,700	562,700	557,693	557,693
11	663,981	663,981	653,196	653,196	647,803	647,803
12	760,963	760,963	749,339	749,339	743,527	743,527
13	863,732	863,732	851,190	851,190	844,920	844,920
14	972,720	972,720	959,173	959,173	952,399	952,399
15	1,088,435	1,088,435	1,073,782	1,073,782	1,066,455	1,066,455
*The Assumed Investment Return shown is illustrative only.  Your investment return may be higher or lower than the rate used to create this table.  The table is intended to illustrate the effect(s) of the application of the Exec ESV Rider on policy values and is not intended to imply that a purchaser can expect to achieve the values shown.

The description below, based on the sample policy noted above and values at the end of the second Policy Year, reflects how the values have been derived (please note that there is no Indebtedness in this example):

Without Exec ESV Rider
(a)	The Accumulation Value: $85,259
(b)	Less the Surrender Charge: $81,075
(c)	The Surrender Value is then floored at $4,184

With Exec ESV Rider – Option 1
1)	The Accumulation Value: $83,699, which is net of the monthly $0.05 per $1000 of Initial Specified Amount charge for the Exec ESV Rider
2)	The Surrender Charge is waived: $0
3)	$83,699 less $0 equals the Surrender Value of $83,699

With Exec ESV Rider – Option 2
(a)	The Accumulation Value: $82,919, which is net of the monthly $0.075 per $1000 of Initial Specified Amount charge for the Exec ESV Rider
(b)	The Surrender Charge is waived: $0
(c)	The additional credit for a portion of the Administrative Fees is:
(A)	The Enhanced Surrender Value Per Thousand Adjustment Rate for this insured: $4.39 multiplied by
(B)	$2,500 ($2,500,000 of Specified Amount divided by 1,000) which equals $10,975
(d) $82,919 less $0 plus $10,975 equals the Surrender Value of $93,894

(Please note that the additional credit for a portion of the Administrative Fees, as shown in (c), above, is not available to be applied with respect to calculations of the Enhanced Surrender Value payable after the fifth Policy Year.)

E.      Changes to “APPENDIX A”

The following replaces the “Example of Surrender Charge Calculations” under
Appendix A:

EXAMPLE OF SURRENDER CHARGE CALCULATIONS:

The following hypothetical examples demonstrate the impact of Surrender Charges under different scenarios for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000, no Indebtedness, assumed investment return of 8.00% (7.26% net) and a planned annual Premium Payment of $15,000:

1)  Fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge	Surrender Value
1	10,303	26,310	0
5	59,539	14,340	45,199
10	143,001	0	143,001

In the table above, the Surrender Charge at the end of year 1 would be:
a)	$26.31 multiplied by
b)	1,000 ($1,000,000 divided by 1,000), or $26,310.

2) Decrease the Initial Specified Amount by $250,000 from $1,000,000 to $750,000 at the end of the representative policy years shown:

End of Year	Surrender Charge
1	6,578
5	3,585
11	0

In the table above, the Surrender Charge at the end of year 1 would be:
a)	26.31 multiplied by
b)	250 ($250,000 divided by 1,000), or $6,578.

3)  Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 3, at attained age 48, standard non-tobacco, and then fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge	Surrender Value
5	50,738	14,340	10,825	25,165	25,573
7	74,054	7,670	6,975	14,645	59,409
9	100,360	0	3,120	3,120	97,240
12	152,413	0	0	0	152,413

In the table above, the surrender charge at the end of year 5 would be:
a)
  (i)   14.34 multiplied by
  (ii)  1,000 ($1,000,000 divided by 1,000), plus

b)
  (i)   21.65 multiplied by
  (ii)  500 ($500,000 divided by 1,000), or $25,165.

•	At the end of year 5 and 7, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.
•	At the end of year 9, the Surrender Charge for the Initial Specified Amount would have expired.
•	At the end of year 12, the Surrender Charge for both the Initial and additional specified amount would have expired.

4)  Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 3, at attained age 48, standard non-tobacco, and then decrease the specified amount by $900,000 from $1,500,000 to $600,000 at the end of the representative policy year shown:

End of Year	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge
5	5,736	10,825	16,561
9	0	3,120	3,120
12	0	0	0

In the table above, the surrender charge at the end of year 9 would be:
a)
  (i)   14.34 multiplied by
  (ii)  400 ($400,000 divided by 1,000), plus

b)
  (i)   21.65 multiplied by
  (ii)  500 ($500,000 divided by 1,000), or $16,561.

•	At the end of year 5, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.
•	At the end of year 9, the Surrender Charge for the Initial Specified Amount would have expired.
•	At the end of year 12, the Surrender Charge for both the Initial and additional specified amount would have expired.

Section II – Applies only to policies issued before November 2, 2009 and with policy specification pages having Form No: LN698-1.

A.      Overview of the changes:

The Surrender Charge shown for a Representative Insured shown in the Surrender Charge disclosure in Appendix B “Table I: Transaction Fees”, in the Charges and Fees section of the “POLICY SUMMARY” provision has been changed. The Surrender Charge for the male Representative Insured has been changed from “$29.75 per $1000 of specified amount” to “$26.68 per $1000 of specified amount.”

The change noted above has resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2010.  The tables, calculations and the sentences in which these numerical changes occur, including Appendix A-1 and Appendix B, are set out below.

Please refer to the May 1, 2010 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

For policies issued before November 2, 2009 and with policy specification pages LN698-1, the prospectus dated May 1, 2010 is being amended as follows (in order of how these respective sections appear in the prospectus):

B.      Changes to “POLICY CHARGES AND FEES” section of the prospectus:

The following replaces the second paragraph and bullet 2 of the “Full Surrenders” section:

For example, the Surrender Charge for a Full Surrender of a policy at the end of the sixth policy year for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000 which has not been increased would be:

●  a) $7.12 multiplied by b) 1,000 ($1,000,000 divided by 1,000), or $7,120.

C.      Changes to “APPENDIX A-1”

The following replaces the “Example of Surrender Charge Calculations” under
Appendix A-1.

EXAMPLE OF SURRENDER CHARGE CALCULATIONS:

The following hypothetical examples demonstrate the impact of Surrender Charges under different scenarios for a male, standard non-tobacco, issue age 45 with an Initial Specified Amount of $1,000,000, no Indebtedness, assumed investment return of 8.00% (7.24% net) and a planned annual Premium Payment of $15,000 (all amounts shown for the end of each policy year in each of the tables below are in dollars):

1)  Fully surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge	Surrender Value
1	11,807	25,350	0
5	66,246	11,030	55,216
10	154,883	0	154,883

In the table above, the Surrender Charge at the end of year 1 would be:
a) $25.35 multiplied by
b) 1,000 ($1,000,000 divided by 1,000), or $25,350.

2) Decrease the Initial Specified Amount by $250,000 from $1,000,000 to $750,000 at the end of the representative policy years shown:

End of Year	Surrender Charge
1	6,338
5	2,758
11	0

In the table above, the Surrender Charge at the end of year 1 would be:
a) 25.35 multiplied by
b) 250 ($250,000 divided by 1,000), or $6,338.

3)  Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 3, at attained age 48, standard non-tobacco, and then Fully Surrender the policy at the end of the representative policy years shown:

End of Year	Accumulation Value	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge	Surrender Value
5	59,224	11,030	10,215	21,245	37,979
7	85,493	3,210	6,185	9,395	76,098
9	113,744	0	2,085	2,085	111,659
12	165,038	0	0	0	165,038

In the table above, the surrender charge at the end of year 5 would be:
a)
  (i)   11.03 multiplied by
  (ii)  1,000 ($1,000,000 divided by 1,000), plus

b)
  (i)   20.43 multiplied by
  (ii)  500 ($500,000 divided by 1,000), or $21,245.

•	At the end of year 5 and 7, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.
•	At the end of year 9, the Surrender Charge for the Initial Specified Amount would have expired.
•	At the end of year 12, the Surrender Charge for both the Initial and additional specified amount would have expired.

4)  Increase the specified amount by $500,000 from $1,000,000 to $1,500,000 at the beginning of year 3, at attained age 48, standard non-tobacco, and then decrease the specified amount by $900,000 from $1,500,000 to $600,000 at the end of the representative policy year shown:

End of Year	Surrender Charge on Initial $1,000,000 of Specified Amount	Surrender Charge on Additional $500,000 of Specified Amount	Total Surrender Charge
5	4,412	10,215	14,627
9	0	2,085	2,085
12	0	0	0

In the table above, the surrender charge at the end of year 9 would be:
a)
  (i)   11.03 multiplied by
  (ii)  400 ($400,000 divided by 1,000), plus

b)
  (i)   20.43 multiplied by
  (ii)  500 ($500,000 divided by 1,000), or $14,627.

•	At the end of year 5, the Surrender Charge equals the charge on the Initial Specified Amount plus the charge on the additional specified amount.
•	At the end of year 9, the Surrender Charge for the Initial Specified Amount would have expired.
•	At the end of year 12, the Surrender Charge for both the Initial and additional specified amount would have expired.

D.      Changes to “APPENDIX B”

“Table I: Transaction Fees” and its footnotes are deleted in their entirety and replaced by the following “Table I: Transaction Fees”, containing the amended “Charge for a Representative Insured” under the “Surrender Charge” section:

Charge	When Charge is Deducted	Amount Deducted
Maximum sales charge imposed on premiums (Premium Load)	When you pay a premium.	Guaranteed not to exceed 3.5% of each premium.1
Surrender Charge*2
For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your policy.  For up to 10 years from the Policy Date or up to 10 years from the effective date of each increase in specified amount, a Surrender Charge will be deducted at the time you effect a Reduction in Specified Amount.

Maximum Charge		$47.16 per $1,000 of specified amount.
Minimum Charge		$0.00 per $1,000 of specified amount.
Charge for a Representative Insured		For a male, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $26.68 per $1,000 of specified amount.
Transfer Fee	Applied to any transfer request in excess of 24 made during any policy year.	$25

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your financial advisor.

1 The maximum sales charge imposed on premiums (load) of 3.5% in all policy years is anticipated to cover the Company’s costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0.0% to 4.0%.  In considering policy-related state taxes comp0onent of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the policy owner resides.

2 During the life of the policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your policy's Surrender Value, you must request a Full Surrender of your policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your policy.)

E.      The following replaces the sample policy under sub-section headed “Enhanced Surrender Value Rider”:

Sample Policy

●  Insured: Male Standard Non-tobacco, age 55
●  Specified Amount: $1,500,000
●  Benefit Selection Option: Not Elected
●  Planned annual Premium Payment: $60,000
●  No Indebtedness
●  Assumed Investment Return: 8.00% gross (7.24% net)
●  For this case, the monthly charge in policy years 2-5 for ESV Rider – Option 1 would be a) $0.05 multiplied by b) 1,500 ($1,500,000 divided by 1,000), or $75.00
●  For this case, the monthly charge in policy years 2-5 for ESV Rider – Option 2 would be a) $0.075 multiplied by b) 1,500 ($1,500,000 divided by 1,000), or $112.50

	Without Exec ESV Rider		With Exec ESV Rider – Option 1		With Exec ESV Rider – Option 2
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value	Accumulation Value	Enhanced Surrender Value
1	51,022	0	51,022	51,022	51,022	60,982
2	105,057	57,072	104,120	104,120	103,651	113,611
3	162,345	119,490	160,396	160,396	159,421	169,381
4	223,355	185,945	220,313	220,313	218,792	228,752
5	288,344	257,699	284,120	284,120	282,008	291,968

At the end of year 1 for ESV Rider Option 2, the Enhanced Surrender Value equals a) plus b) multiplied by c), where
a) is $51,022 (Accumulation Value);
b) is 6.64 (“per thousand of specified amount adjustment rate”); and
c) is 1,500 ($1,500,000 divided by 1,000)

[Missing Graphic Reference]
PART A

The prospectuses for Lincoln AssetEdgeSM VUL policies, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of Lincoln Life & Annuity Flexible Premium Variable Life Account M, are incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-155333) filed on April 1, 2010 and to the definitive 497 Filing filed on May 4, 2010.

PART B

The Statements of Additional Information for Lincoln AssetEdgeSM VUL policies are incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-155333) filed on April 1, 2010 and to the definitive 497 Filing filed on May 4, 2010.

[Missing Graphic Reference]

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(1)

(2) N/A

(3) (a) Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc.(3)

(4) (a) Policy Form LN698 NY. (11)
     (b) Change of Insured Rider - Policy Form LR496 NY(5)
     (c) Estate Tax Repeal Rider - Policy Form LR511 NY(6)
     (d) Overloan Protection Rider - Policy Form LR540(7)
     (e) Waiver of Monthly Deduction Rider - Policy Form LR436 LNY, LR437 LNY(8)

(5) (a) Application - Policy Form LFF06300-18 (11)

     (b) Addendum to Application - Policy Forms: LFF06301-18, LFF06302-18, LFF06303-18, LFF06304-18, LFF06305-18, LFF06306-18, LFF06307-18 (11)

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New  York.(10)

     (b) Bylaws of Lincoln Life & Annuity Company of New York.(10)

(7) Form of Reinsurance Contracts(7)

(8) Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

     (a) AllianceBernstein Variable Products Series Fund, Inc. (14)
     (b) American Century Investments Variable Portfolios, Inc. (14)
     (c) BlackRock Variable Series Funds, Inc. (14)
     (d) Delaware VIP Trust (14)
     (e) DWS VIP Trust (14)
     (f) DWS Variable Series II (14)
     (g) Fidelity Variable Insurance Products (14)
     (h) Franklin Templeton Variable Insurance Products Trust (14)
     (i) Janus Aspen Series (14)
     (j) Lincoln Variable Insurance Products Trust (14)
     (k) MFS Variable Insurance Trust (2)
     (l) PIMCO Variable Insurance Trust (2)

(9) (a) Accounting and Financial Administrative Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York(12).

   (b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(13)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esquire (Filed herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures (4)

___________________________

(1) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141768) filed on April 2, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.

(4) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(5) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed on November 13, 2001.

(7) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008

(8) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 11 on Form N-4 (File No. 333-145531) filed on August 26, 2010.

(10) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(11) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-155333) filed on November 13, 2008.

(12) Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(13) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.

(14) Incorporated by reference to Post-Effective Amendment 7 on Form N-6 (File No.: 333-155333) filed on April 1, 2010.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Depositor
Charles C. Cornelio**	Executive Vice President and Chief Administrative Officer and Director
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Robert W. Dineen***	Director
Lawrence A. Samplatsky****	Vice President and Chief Compliance Officer
Dennis R. Glass**	President, Chief Executive Officer and Director
George W. Henderson, III Granville Capital 300 North Greene Street Greensboro, NC 27401	Director
Mark E. Konen*****	Senior Vice President and Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Syracuse University Crouse-Hinds Hall, Suite 620 900 South Crouse Avenue Syracuse, NY 13244	Director, Senior Vice President
Patrick S. Pittard20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, Secretary and General Counsel

* Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

*** Principal business address is Center Square West Tower, 1500 Market Street, Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

***** Principal business address is 100 North Greene Street, Greensboro, NC
27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company
Holding Company System (9)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.  Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. currently serves as Principal Underwriter for; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
James Ryan*	Vice President and Director
Keith S. Ryan***	Vice President and Chief Financial Officer
Wilford H. Fuller*	President, Chief Executive Officer and Director
Linda Woodward***	Secretary

* Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

** Principal business address is 350 Church Street, Hartford, CT 06103

*** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

**** Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

(c) N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.  All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment Number 13 to the Registration Statement (File No.: 333-155333; 811-08559; CIK: 0001051629) on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 22nd day of December, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Registrant)

/s/ Joshua R. Durand
By: ______________________________________
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Joshua R. Durand
By:  ____________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 13 to the Registration Statement on Form N-6 (File No.: 333-155333; 811-08559; CIK: 0001051629) has been signed below on December 22, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                               Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                                                                           Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *
______________________________                                                                           Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________                                                                           Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *
______________________________                                                                           Director
Robert W. Dineen

/s/ George W. Henderson, III *
______________________________                                                                           Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                                                                           Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                             Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of Lincoln Life & Annuity Company of New York, hereby constitute and appoint Delson R. Campbell, Kelly D. Clevenger, Christine S. Frederick, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts , hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any amendment to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:
Lincoln Life & Annuity Flexible Premium Variable Life Account M: 333-141788; 333-141779; 333-141767; 333-141771; 333-141775; 333-141782; 333-141785; 333-141789; 333-141790; 333-148917; 333-155333; 333-170383
LLANY Separate Account R for Flexible Premium Variable Life: 333-141768; 333-141772; 333-141776; 333-141780; 333-141784; 333-141786; 333-149053
LLANY Separate Account S for Flexible Premium Variable Life: 333-141777; 333-141773; 333-141769
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: 333-141770; 333-141774; 333-141778; 333-141783; 333-141781; 333-141787; 333-159954
Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B: 33-77496

Variable Annuity Separate Accounts:
Lincoln Life & Annuity Variable Annuity Account H: 333-141756; 333-141758; 333-141761; 333-141754; 333-141763; 333-141766; 333-147675; 333-148207; 333-147710
Lincoln Life & Annuity Variable Annuity Account L: 333-141755
Lincoln New York Account N for Variable Annuities: 333-141752; 333-141757; 333-141759; 333-141760; 333-141765; 333-141762; 333-145531; 333-148208; 333-147673; 333-147711; 333-149449

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

CAUTION TO THE PRINCIPAL:  Your Power of Attorney is an important document.  As the “principal,” you give the person whom you choose (your “agent”) authority to spend your money and sell or dispose of your property during your lifetime without telling you.  You do not lose your authority to act even though you have given your agent similar authority.  When your agent exercises this authority, he or she must act according to any instructions you have provided or, where there are no specific instructions, in your best interest.  “Important Information for the Agent” at the end of this document describes your agent’s responsibilities.  Your agent can act on your behalf only after signing the Power of Attorney before a notary public.  You can request information from your agent at any time.  If you are revoking a prior Power of Attorney by executing this Power of Attorney, you should provide written notice of the revocation to your prior agent(s) and to the financial institutions where your accounts are located.  You can revoke or terminate your Power of Attorney at any time for any reason as long as you are of sound mind.  If you are no longer of sound mind, a court can remove an agent for acting improperly.  Your agent cannot make health care decisions for you.  You may execute a “Health Care Proxy” to do this.

The law governing Powers of Attorney is contained in the New York General Obligations Law, Article 5, Title 15.  This law is available at a law library, or online through the New York Senate or Assembly websites, www.senate.state.ny.us or www.assembly.state.ny.us.  If there is anything about this document that you do not understand, you should ask a lawyer of your own choosing to explain it to you.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature                                                                                                                                Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *
______________________________                                                                           Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________                                                                           Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *
______________________________                                                                           Director
Robert W. Dineen

/s/ George W. Henderson, III *
______________________________                                                                           Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                                                                           Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                             Director
Patrick S. Pittard

IMPORTANT INFORMATION FOR THE AGENT:  When you accept the authority granted under this Power of Attorney, a special legal relationship is created between you and the principal.  This relationship imposes on you legal responsibilities that continue until you resign or the Power of Attorney is terminated or revoked.  You must:

(1)	act according to any instructions from the principal, or, where there are no instructions, in the principal’s best interest;

(2)           avoid conflicts that would impair your ability to act in the principal’s best interest;

(3)	keep the principal’s property separate and distinct from any assets you own or control, unless otherwise permitted by law;

(4)	keep a record or all receipts, payments, and transactions conducted for the principal; and

(5)
disclose your identity as an agent whenever you act for the principal by writing or printing the principal’s name and signing your own name as “agent” in either of the following manner:  (Principal’s Name) by (Your Signature) as Agent, or (Your Signature) as Agent for (Principal’s Name).

You may not use the principal’s assets to benefit yourself or give major gifts to yourself or anyone else unless the principal has specifically granted you that authority in this Power of Attorney or in a Statutory Major Gifts Rider attached to this Power of Attorney.  If you have that authority, you must act according to any instructions of the principal or, where there are no such instructions, in the principal’s best interest.  You may resign by giving written notice to the principal and to any co-agent, successor agent, monitor if one has been named to this document, or the principal’s guardian if one has been appointed.  If there is anything about this document or your responsibilities that you do not understand, you should seek legal advice.

Liability of agent:  The meaning of the authority given to you is defined in New York’s General Obligations Law, Article 5, Title 15.  If it is found that you have violated the law or acted outside the authority granted to you in the Power of Attorney, you may be liable under the law for your violation.

We, Delson R. Campbell, Kelly D. Clevenger, Christine S. Frederick, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/ Delson R. Campbell
____________________________________
Delson R. Campbell

/s/ Kelly D. Clevenger
____________________________________
Kelly D. Clevenger

/s/ Christine S. Frederick
____________________________________
Christine S. Frederick

/s/ Brian A. Kroll
____________________________________
Brian A. Kroll

/s/ John L. Reizian
____________________________________
John L. Reizian

/s/ Lawrence A. Samplatsky
____________________________________
Lawrence A. Samplatsky

/s/ John D. Weber
____________________________________
John D. Weber

Version: December 2010